Award Timing Disclosure	3 Months Ended
Mar. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	During fiscal year 2024, we did not provide any stock grants in the form of stock options to NEOs. We did not provide any stock grants to an NEO during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for any NEO stock grants in fiscal year
2024.